INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 7 – INCOME TAXES

The Company did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because the Company has experienced operating losses for U.S. federal income tax purposes since inception. When it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit
The Company has fully reserved the benefit from the tax loss carryforward as follows:
	December 31, 2015	December 31, 2014
Net operating loss carryforward	$198,249	$264
Tax rate	34%	34%
Tax benefit of net operating loss carryforward	$67,405	$90
Valuation allowance	$(67,405)	$(90)
Deferred income tax asset	$-	$-

The Company has approximately $198,249 of net operating losses (“NOL”) carried forward to offset taxable income in future years which expire commencing twenty years from when incurred. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the assessment, management has established a full valuation allowance against all of the deferred tax assets relating to NOLs for every period because it is more likely than not that all of the deferred tax assets will not be realized.

The Company is subject to audits by U.S. Internal Revenue Service ("IRS"), state, local and foreign tax authorities. Management believes that adequate provisions have been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company's tax audits are resolved in a manner not consistent with management's expectations, the Company could be required to adjust its provision for income taxes in the period such resolution occurs.